Principal Payments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled Principal Payments For Borrowings [Line Items]
2013	1,768
2014	1,932
2015	56,558
2016	7,310
2017	57,288
Thereafter	645,970
Total	770,826	332,716
Algonquin Power Co
Scheduled Principal Payments For Borrowings [Line Items]
2013	1,339
2014	1,483
2015	28,721
2016	1,829
2017	2,032
Thereafter	337,388
Total	372,792
Liberty Utilities
Scheduled Principal Payments For Borrowings [Line Items]
2013	429
2014	449
2015	27,837
2016	5,481
2017	55,256
Thereafter	308,582
Total	398,034